Stockholders' Equity - Detail of Cemex's Perpetual Debentures, Excluding Perpetual Debentures Held by Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Anniversaries	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
EURIBOR [member] | C10-EUR Capital (SPV) Ltd [Member]
Disclosure of Perpetual Debentures [Line Items]
Issuance date	2007-05
Nominal amount | €		€ 64,000,000		€ 64,000,000
Repurchase option	10
Interest rate	4.79%	4.79%
LIBOR [Member] | C8 Capital (SPV) Ltd [Member]
Disclosure of Perpetual Debentures [Line Items]
Issuance date	2007-02
Nominal amount | $	$ 135,000,000		$ 135,000,000
Repurchase option	8
Interest rate	4.40%	4.40%
LIBOR [Member] | C5 Capital (SPV) Ltd [Member]
Disclosure of Perpetual Debentures [Line Items]
Issuance date	2006-12
Nominal amount | $	$ 61,000,000		61,000,000
Repurchase option	5
Interest rate	4.277%	4.277%
LIBOR [Member] | C10 Capital (SPV) Ltd [Member]
Disclosure of Perpetual Debentures [Line Items]
Issuance date	2006-12
Nominal amount | $	$ 175,000,000		$ 175,000,000
Repurchase option	10
Interest rate	4.71%	4.71%